Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Government debt securities	R$ 58,841,921	R$ 54,809,740	R$ 101,158,055
Private-sector debt securities	194,216	582,438	54,545
Total	59,036,137	55,392,178	101,212,600
Revaluation Gains [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	2,533,250	1,460,128	6,756,252
Private-sector debt securities	10,864	428,640	795,765
Total	2,544,114	1,888,768	7,552,017
Revaluation Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(1,437,728)	(2,544,087)	(9,937,757)
Private-sector debt securities	(568,948)	(52,114)	(3,965)
Total	(2,006,676)	(2,596,201)	(9,941,722)
Net Revaluation Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	1,095,522	(1,083,959)	(3,181,505)
Private-sector debt securities	(558,084)	376,526	791,800
Total	R$ 537,438	R$ (707,433)	R$ (2,389,705)